INVENTORIES	12 Months Ended
Dec. 31, 2018
INVENTORIES
INVENTORIES

19.     INVENTORIES

Inventories are stated at the lower of cost or net realizable value. Inventory cost is determined using the weighted average cost method. Handsets and accessories held for sale are expensed when sold. The Group regularly assesses its inventories for obsolete and slow-moving stock.

Inventory and spare parts comprised the following:

	December 31,	December 31,
	2018	2017
Handsets and accessories	15,191	7,836
SIM cards and prepaid phone cards	1,167	784
Advertising and other materials	916	561
TV equipment for resale	676	350
Software and equipment for installation and resale	491	309
Spare parts for telecommunication equipment	213	155
Total inventories	18,654	9,995

Other materials mainly consist of automotive and IT components, advertising, stationery, fuel and auxiliary materials.

Spare parts for telecommunication equipment included in the inventory are expected to be utilized within twelve months of the year end.

Expenses for inventory obsolescence provision were included in cost of goods in the consolidated statement of profit or loss.

For the years ended December 31, 2018, 2017 and 2016, cost of goods comprised the following expenses:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2018	2017	2016
Amount of inventories recognized as an expense	60,543	43,440	44,026
Inventory obsolescence provision	3,697	2,692	2,159
Reversal of obsolescence provision	(371)	(509)	(611)
Total cost of goods	63,869	45,623	45,574

The reversal of the inventory obsolescence provision relates to handsets and accessories sold over the course of the Group’s promotion campaigns. Inventories have been sold with a positive margin.